Two Thousand Eleven Private Placement - Additional Information (Detail) (2011 Private Placement, USD $)	1 Months Ended					12 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Dec. 31, 2011 Series A Warrant	Oct. 31, 2011 Series A Warrant	Dec. 31, 2011 Common Stock	Mar. 31, 2012 Common Stock
Equity [Line Items]
Private placement, number of units		2,500,000
Private placement, price per unit		$ 0.60
Number of common stock shares in each unit		1
Number of warrants in each unit				1
Number of shares that can be purchased by each warrant				1
Warrant, weighted average exercise price				1.25
Warrant, exercise period				2 years
Proceeds from issuance of private placement	$ 704,870		$ 288,285		$ 416,585
Common stock, shares issued	1,174,785					1,174,785
Warrants Issued			1,174,785
Fair value of warrants			$ 569,383
Weighted average assumptions, risk-free interest rate			0.27%
Weighted average assumptions, expected lives			2 years
Weighted average assumptions, expected volatility			167.90%
Weighted average assumptions, dividend yield			0.00%